SALES OF GOODS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Sales of Goods [Line Items]
Sales of goods and other operating revenues	¥ 2,049,456	¥ 2,899,682	¥ 2,822,375
Gasoline
Disclosure of Sales of Goods [Line Items]
Sales of goods and other operating revenues	557,605	699,202	711,236
Diesel
Disclosure of Sales of Goods [Line Items]
Sales of goods and other operating revenues	422,569	615,342	594,008
Crude Oil
Disclosure of Sales of Goods [Line Items]
Sales of goods and other operating revenues	351,707	549,720	512,955
Basic chemical feedstock
Disclosure of Sales of Goods [Line Items]
Sales of goods and other operating revenues	155,687	215,773	252,158
Synthetic resin
Disclosure of Sales of Goods [Line Items]
Sales of goods and other operating revenues	122,313	125,658	125,977
Kerosene
Disclosure of Sales of Goods [Line Items]
Sales of goods and other operating revenues	72,385	191,636	168,823
Natural gas
Disclosure of Sales of Goods [Line Items]
Sales of goods and other operating revenues	48,121	53,839	43,205
Synthetic fiber monomers and polymers
Disclosure of Sales of Goods [Line Items]
Sales of goods and other operating revenues	41,640	80,100	77,572
Others
Disclosure of Sales of Goods [Line Items]
Sales of goods and other operating revenues	¥ 277,429	¥ 368,412	¥ 336,441